Segment information - Reconciling items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment information
Operating profit/(loss)	€ 1,999	€ 1,661	€ 2,299
Divestment of associates	192	0	5
Impairment and write-off of assets, net of reversals	(97)	(24)	(90)
Divestment of businesses	70	29	0
Operating profit/(loss)	1,999	1,661	2,299
Unallocated amounts
Segment information
Restructuring and associated charges	(445)	(356)	(177)
Amortization of acquired intangible assets	(314)	(341)	(397)
Divestment of associates	190	0	0
Impairment and write-off of assets, net of reversals	(89)	(25)	(97)
Divestment of businesses	67	20	0
Costs associated with country exit	0	49	(98)
Other	(29)	(23)	(8)
Operating segments
Segment information
Operating profit/(loss)	2,619	2,337	3,076
Operating profit/(loss)	€ 2,619	€ 2,337	€ 3,076